SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Chief Executive Officer [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 6	$ 8.7
Dividend yield	0.00%	0.00%
Expected volatility	69.85%	75.00%
Risk-free interest rate	4.48%	4.15%
Expected term	7 years	7 years